Taxes on Income (Details) - Schedule of reconciliation of tax benefit - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of tax benefit [Abstract]
Loss before tax benefit	$ (2,518,864)	$ (12,543,737)	$ (3,953,005)
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit	$ 579,339	$ 2,885,060	$ 909,191
Losses and timing differences for which valuation allowance was provided, net	(463,784)	(329,578)	(478,812)
Non-deductible expenses and other permanent differences	(196,980)	(2,526,808)	(332,799)
Beneficial conversion feature			(99,790)
Other	81,425	(28,674)	2,210
Income tax expense recognized in profit or loss